UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2008

[LOGO OF USAA]
   USAA(R)

                                   USAA MONEY
                                       MARKET Fund

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

                             A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JULY 31, 2008

--------------------------------------------------------------------------------
                   IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Distributions to Shareholders                                             10

   Report of Independent Registered Public Accounting Firm                   11

   Portfolio of Investments                                                  12

   Notes to Portfolio of Investments                                         36

   Financial Statements                                                      38

   Notes to Financial Statements                                             41

EXPENSE EXAMPLE                                                              50

ADVISORY AGREEMENT                                                           52

TRUSTEES' AND OFFICERS' INFORMATION                                          57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                        THE OLD ADAGE - THE BEST TIME TO BUY IS
[PHOTO OF CHRISTOPHER W. CLAUS]       WHEN IT FEELS LIKE THE WORST TIME - IS OLD
                                      FOR A REASON. THERE FREQUENTLY ARE BUYING
                                              OPPORTUNITIES IN DECLINES.

                                                          "

                                                                     August 2008
--------------------------------------------------------------------------------

         No doubt about it. It's a tough time to be an investor. With the major stock indexes down more than 20% at the time of this writing, investors officially are in a bear market. But I believe that most people will look back at this period and say that, despite the economic challenges, there were some great buying opportunities.

         All the same, the experience has been unpleasant. The housing downturn, a liquidity crunch, tighter credit requirements, the rapid increase in oil, commodity, and food prices - all have had an impact on the equity markets. While the U.S. economy may not be in a recession officially, it certainly feels like one.

         The good news is that bear markets don't last forever (generally, slightly more than a year), and this one is nearly a year old. If history is any gauge, the worst could be over. For the long-term investor, it is time to keep the faith. The old adage - the best time to buy is when it feels like the worst time - is old for a reason. There frequently are buying opportunities in declines.

         When will this bear market end? No one really knows. But housing, the decline's primary catalyst, will play a role. Although a large number of foreclosed and unsold homes remains, residential real estate has become more affordable, which could mean that the housing downturn is closer to bottom.

         Meanwhile, oil prices have fallen from their peak of $147 a barrel. Nevertheless, they remain elevated and are subject to daily price swings, inventory pressures, and supply disruptions. In response, Americans are changing their driving habits - from the type of car they own to the

 . . . C O N T I N U E D
========================--------------------------------------------------------

         number of miles they drive. "Green" is a major social trend that's gaining momentum.

         At  the  moment,  the  liquidity  squeeze  on  financial   institutions
         continues to weigh on the equity market. I expect the uncertainty to end only after investors have confidence that the write-downs in the financial sector have ended.

         In the fixed-income market, credit spreads - the difference in yield between Treasuries and comparable corporate bonds - have widened to historic panic levels. When concern eases about credit quality, spreads are likely to narrow as corporate bond prices start to rise and Treasuries sell off. In the meantime, fixed-income investors have received strong yields.

         Long-term investors who can tolerate the volatility may find some attractive values in the market. In particular, I refer to U.S. large-cap stocks with sound fundamentals, high-quality corporate bonds, and high-quality municipal bonds. Investing a set amount each month, also called dollar-cost averaging, is one way to purchase them. Our investment representatives can help you implement such a plan; they also provide guidance - at no charge - if you are concerned about the markets or want to revisit your investment strategy.

         At USAA, we remain committed to providing you with our best advice, top-notch service, and a variety of pure no-load mutual funds. In the months ahead, we will continue working hard to serve your investment needs. From all of us here, thank you for your faith and trust in us.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]     TONY ERA
                          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM JULY 31, 2007, TO JULY 31, 2008?

         The seven-day yield on your USAA Money Market Fund decreased from 4.77% on July 31, 2007, to 2.38% on July 31, 2008. The total return for the same period was 3.70%, compared to an average of 3.34% for all money market funds ranked by iMoneyNet, Inc. For the reporting period, the Fund was ranked in the top 22% of similar retail money market funds as compiled by iMoneyNet. Rankings are based on 12-month net compound unannualized returns.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         A surge in subprime mortgage delinquencies and defaults dramatically eroded investor demand for securities backed by residential mortgages and by consumer loans in general. Tight credit conditions, declining home values, and escalating energy prices threatened to push the economy closer to a recession. In an attempt to minimize the threat to the economy, the Federal Reserve Board (the Fed) embarked upon an aggressive series of rate reductions, cutting short-term interest rates seven times, from 5.25% in September 2007 to 2.00% by April 2008. In addition, the Fed instituted various measures designed to improve liquidity in the financial markets.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         To reduce the impact of the declining-interest-rate environment on the Fund's yield, we sought to purchase fixed-rate securities

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 7 FOR THE iMONEYNET, INC. DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         across a variety of maturity dates. We also bought commercial paper in various maturity ranges, as well as variable-rate demand notes (VRDNs). The VRDNs that the Fund owns have interest rates that reset daily or weekly and can be sold back to issuers at par value (100% face value) with a notice of seven days or less. The demand feature is often backed by liquidity provided by a financial institution. When interest rates rise, VRDNs allow us to capture higher yields quickly.

WHAT IS THE OUTLOOK?

         Tighter credit standards by banks and other lenders may make it difficult for corporations and consumers to borrow, which could continue to restrict economic growth. We do not expect conditions to improve until the housing market stabilizes and commodity prices retreat. The environment should remain challenging for at least two to three more quarters, in our opinion. To combat inflation pressures, the Fed is likely to raise short-term rates as soon as conditions in financial markets become less fragile.

         Whatever happens, we will continue to manage your Fund to seek to maximize the income you receive. Rest assured that we will continue to work diligently on your behalf. Thank you for the trust you have placed in us.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA MONEY MARKET FUND (Ticker Symbol: USAXX)

OBJECTIVE
--------------------------------------------------------------------------------

         Highest  income   consistent  with  preservation  of  capital  and  the
         maintenance of liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

--------------------------------------------------------------------------------
                                          7/31/08                   7/31/07
--------------------------------------------------------------------------------
Net Assets                            $5,833.2 Million          $5,062.5 Million
Net Asset Value Per Share                  $1.00                     $1.00

--------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 7/31/08
--------------------------------------------------------------------------------

1 YEAR                5 YEARS               10 YEARS               7-DAY YIELD
3.70%                  3.03%                 3.44%                   2.38%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED
         ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             7-DAY YIELD COMPARISON

                        [CHART OF 7-DAY YIELD COMPARISON]

                       USAA MONEY MARKET FUND            iMONEYNET AVERAGE
 7/31/2007                     4.77%                           4.55%
 8/28/2007                     4.87                            4.58
 9/25/2007                     4.78                            4.59
10/30/2007                     4.49                            4.39
11/27/2007                     4.32                            4.18
12/18/2007                     4.43                            4.14
 1/29/2008                     3.63                            3.58
 2/26/2008                     3.02                            2.92
 3/25/2008                     2.88                            2.44
 4/29/2008                     2.80                            2.08
 5/27/2008                     2.60                            1.92
 6/24/2008                     2.56                            1.82
 7/29/2008                     2.38                            1.83

                           [END CHART]

         DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 7/29/08.

         The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                  CUMULATIVE PERFORMANCE OF $10,000

                  [CHART OF CUMULATIVE PERFORMANCE]

                                              USAA MONEY MARKET FUND
 7/31/1998                                         $10,000.00
 8/31/1998                                          10,044.70
 9/30/1998                                          10,088.07
10/31/1998                                          10,130.29
11/30/1998                                          10,173.05
12/31/1998                                          10,215.88
 1/31/1999                                          10,254.98
 2/28/1999                                          10,292.01
 3/31/1999                                          10,335.12
 4/30/1999                                          10,374.20
 5/31/1999                                          10,410.63
 6/30/1999                                          10,454.18
 7/31/1999                                          10,494.95
 8/31/1999                                          10,539.36
 9/30/1999                                          10,582.32
10/31/1999                                          10,624.63
11/30/1999                                          10,673.07
12/31/1999                                          10,723.48
 1/31/2000                                          10,773.30
 2/29/2000                                          10,820.67
 3/31/2000                                          10,872.07
 4/30/2000                                          10,919.76
 5/31/2000                                          10,978.05
 6/30/2000                                          11,033.79
 7/31/2000                                          11,092.24
 8/31/2000                                          11,151.14
 9/30/2000                                          11,206.46
10/31/2000                                          11,267.79
11/30/2000                                          11,325.89
12/31/2000                                          11,382.80
 1/31/2001                                          11,444.53
 2/28/2001                                          11,493.67
 3/31/2001                                          11,542.48
 4/30/2001                                          11,589.89
 5/31/2001                                          11,632.60
 6/30/2001                                          11,669.17
 7/31/2001                                          11,706.58
 8/31/2001                                          11,739.53
 9/30/2001                                          11,767.06
10/31/2001                                          11,793.17
11/30/2001                                          11,814.69
12/31/2001                                          11,833.05
 1/31/2002                                          11,849.87
 2/28/2002                                          11,864.52
 3/31/2002                                          11,880.58
 4/30/2002                                          11,896.41
 5/31/2002                                          11,913.25
 6/30/2002                                          11,927.44
 7/31/2002                                          11,942.66
 8/31/2002                                          11,958.78
 9/30/2002                                          11,972.61
10/31/2002                                          11,987.90
11/30/2002                                          12,001.42
12/31/2002                                          12,013.45
 1/31/2003                                          12,025.54
 2/28/2003                                          12,035.71
 3/31/2003                                          12,045.13
 4/30/2003                                          12,054.83
 5/31/2003                                          12,065.00
 6/30/2003                                          12,073.07
 7/31/2003                                          12,080.07
 8/31/2003                                          12,087.28
 9/30/2003                                          12,093.85
10/31/2003                                          12,100.98
11/30/2003                                          12,106.93
12/31/2003                                          12,113.73
 1/31/2004                                          12,119.90
 2/29/2004                                          12,125.84
 3/31/2004                                          12,132.02
 4/30/2004                                          12,138.61
 5/31/2004                                          12,144.48
 6/30/2004                                          12,151.38
 7/31/2004                                          12,160.00
 8/31/2004                                          12,170.00
 9/30/2004                                          12,181.76
10/31/2004                                          12,195.16
11/30/2004                                          12,209.95
12/31/2004                                          12,228.89
 1/31/2005                                          12,246.73
 2/28/2005                                          12,265.71
 3/31/2005                                          12,288.47
 4/30/2005                                          12,313.02
 5/31/2005                                          12,338.26
 6/30/2005                                          12,365.25
 7/31/2005                                          12,394.69
 8/31/2005                                          12,425.94
 9/30/2005                                          12,460.48
10/31/2005                                          12,493.90
11/30/2005                                          12,530.57
12/31/2005                                          12,573.59
 1/31/2006                                          12,611.67
 2/28/2006                                          12,650.93
 3/31/2006                                          12,698.68
 4/30/2006                                          12,740.71
 5/31/2006                                          12,789.00
 6/30/2006                                          12,840.49
 7/31/2006                                          12,888.93
 8/31/2006                                          12,941.78
 9/30/2006                                          12,994.81
10/31/2006                                          13,046.30
11/30/2006                                          13,098.03
12/31/2006                                          13,155.29
 1/31/2007                                          13,205.75
 2/28/2007                                          13,254.48
 3/31/2007                                          13,310.25
 4/30/2007                                          13,360.87
 5/31/2007                                          13,415.24
 6/30/2007                                          13,469.52
 7/31/2007                                          13,522.31
 8/31/2007                                          13,583.35
 9/30/2007                                          13,632.33
10/31/2007                                          13,685.43
11/30/2007                                          13,737.50
12/31/2007                                          13,787.41
 1/31/2008                                          13,832.34
 2/29/2008                                          13,869.05
 3/31/2008                                          13,901.41
 4/30/2008                                          13,933.51
 5/31/2008                                          13,966.34
 6/30/2008                                          13,994.13
 7/31/2008                                          14,022.07

                           [END CHART]

         DATA FROM 7/31/98 THROUGH 7/31/08.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         PORTFOLIO MIX
                           7/31/2008

                          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                                50.1%
Commercial Paper                                          22.2%
Fixed-Rate Instruments                                    20.7%
Adjustable-Rate Notes                                      6.2%
Put Bonds                                                  1.6%

                         [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-35.

10

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                            to SHAREHOLDERS

USAA MONEY MARKET FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         For the fiscal year ended July 31, 2008,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $176,194,000 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2008

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA MONEY MARKET FUND
JULY 31, 2008

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

               ABS      Asset-Backed Financing

               EDA      Economic Development Authority

               ESOP     Employee Stock Ownership Plan

               IDA      Industrial Development Authority/Agency

               IDB      Industrial Development Board

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

               (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

               (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following:
                        General Electric Capital Corp., General Electric Co., or Sempra Energy.

               (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bayerische Landesbank, Comerica Bank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., Landesbank Hessen-Thuringen, Regions Bank, SunTrust Bank, Wells Fargo Bank, N.A., or WestLB A.G.

               (INS) Principal and interest payments are insured by AMBAC Assurance Corp. or Financial Security Assurance Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (20.7%)

              DIVERSIFIED BANKS (14.3%)
   $35,000    Abbey National Treasury Services plc                      3.10%           12/23/2008         $   35,001
    37,000    Banco Santander S.A.                                      3.09            12/22/2008             37,012
    30,000    Bank of America N.A.                                      2.82             8/20/2008             30,000
    30,000    Bank of America N.A.                                      2.75             2/20/2009             30,000
    40,000    Bank of Nova Scotia                                       2.57             8/28/2008             40,000
    30,000    Bank of Nova Scotia                                       2.58             9/09/2008             30,000
    30,000    Bank of Nova Scotia                                       2.72            10/21/2008             30,000
    25,000    Bank of The West                                          2.73            10/03/2008             25,000
    40,000    BNP Paribas                                               3.07             1/23/2009             40,000
    30,000    Branch Banking & Trust Co.                                2.49             9/25/2008             30,000
    30,000    Canadian Imperial Bank                                    2.84            10/17/2008             30,001
    30,000    Canadian Imperial Bank                                    3.15            12/11/2008             30,000
    35,000    Citibank N.A.                                             2.69             8/18/2008             35,000
    25,000    Citibank N.A.                                             2.79             9/16/2008             25,000
    25,000    Compass Bank                                              2.72             8/13/2008             25,000
    25,000    Compass Bank                                              2.83            10/08/2008             25,000
    25,000    Compass Bank                                              2.85            11/12/2008             25,000
    20,000    Lloyds Bank plc                                           2.62             8/26/2008             20,000
    40,000    Lloyds Bank plc                                           2.83             9/25/2008             40,001
    30,000    M&I Marshall & Ilsley Bank                                2.65             9/09/2008             30,000
    10,000    M&I Marshall & Ilsley Bank                                4.60            11/03/2008             10,043
    30,000    Rabobank Nederland                                        2.69             9/29/2008             30,000
    30,000    Rabobank Nederland                                        2.85            10/24/2008             30,001
    30,000    Royal Bank of Scotland plc                                2.75            11/17/2008             30,000
    30,000    Societe Generale                                          2.81             9/29/2008             30,000
    35,000    Sumitomo Mitsui Bank Corp.                                2.69             8/26/2008             35,000
    25,000    Westpac Banking Corp.                                     2.75            10/20/2008             25,001
    30,000    Westpac Banking Corp.                                     2.64            11/12/2008             30,001
                                                                                                           ----------
                                                                                                              832,061
                                                                                                           ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
    25,000    Toronto-Dominion Bank                                     2.80             9/08/2008             25,000
    30,000    Toronto-Dominion Bank                                     2.57             9/10/2008             30,000
    25,000    Toronto-Dominion Bank                                     2.72             9/22/2008             25,001
    25,000    Toronto-Dominion Bank                                     2.77             9/26/2008             25,000
                                                                                                           ----------
                                                                                                              105,001
                                                                                                           ----------
              REGIONAL BANKS (4.6%)
    30,000    Comerica Bank                                             2.77            10/16/2008             30,000
    30,000    Dexia Credit Local S.A.                                   2.82            10/22/2008             30,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
   $30,000    Natixis Banque Populaires                                 2.41%            8/18/2008         $   30,000
    25,000    Union Bank of California                                  2.65             9/05/2008             25,000
    25,000    Union Bank of California                                  2.88            10/23/2008             25,000
    35,000    Wells Fargo Bank N.A.                                     2.39             8/21/2008             35,000
    40,000    Wells Fargo Bank N.A.                                     2.36             8/29/2008             40,000
    25,000    Wilmington Trust Co.                                      2.68             8/21/2008             25,000
    30,000    Wilmington Trust Co.                                      2.87            10/15/2008             30,000
                                                                                                           ----------
                                                                                                              270,000
                                                                                                           ----------
              Total Fixed-Rate Instruments (cost: $1,207,062)                                               1,207,062
                                                                                                           ----------

              COMMERCIAL PAPER (22.2%)

              AGRICULTURAL PRODUCTS (0.1%)
     7,015    Louis Dreyfus Corp. (LOC - Barclays Bank plc)             2.70             8/14/2008              7,008
                                                                                                           ----------
              ASSET-BACKED FINANCING(7.7%)
    20,000    Fairway Finance Corp.(a),(b)                              2.51             8/04/2008             19,996
    25,000    Fairway Finance Corp.(a),(b)                              2.61             8/14/2008             24,977
     8,153    Fairway Finance Corp.(a),(b)                              2.55             8/20/2008              8,142
    19,091    Govco, LLC(a),(b)                                         2.63             8/27/2008             19,055
    12,287    Govco, LLC(a),(b)                                         2.67             9/05/2008             12,255
    25,000    Govco, LLC(a),(b)                                         2.72             9/17/2008             24,911
    30,000    Govco, LLC(a),(b)                                         2.72             9/22/2008             29,882
    21,624    Park Avenue Receivables Corp.(a)                          2.70             8/05/2008             21,618
    35,000    Park Avenue Receivables Corp.(a),(b)                      2.47             8/15/2008             34,966
    40,000    Park Avenue Receivables Corp.(a),(b)                      2.47             8/22/2008             39,942
    25,000    Sheffield Receivables Corp.(a),(b)                        2.60             8/07/2008             24,989
    40,000    Victory Receivables Corp.(a),(b)                          2.55             8/19/2008             39,949
    16,997    Victory Receivables Corp.(a),(b)                          2.77            10/14/2008             16,900
    35,000    Windmill Funding Corp.(a),(b)                             2.65             9/18/2008             34,876
    58,000    Working Capital Management Co.(a),(b)                     2.60             8/08/2008             57,971
    40,000    Working Capital Management Co.(a),(b)                     2.60             8/11/2008             39,971
                                                                                                           ----------
                                                                                                              450,400
                                                                                                           ----------
              DIVERSIFIED BANKS (3.4%)
    12,000    Gotham Funding Corp., ABS(a),(b)                          2.55             8/05/2008             11,997
    12,000    Gotham Funding Corp., ABS(a),(b)                          2.80             9/15/2008             11,958
    45,000    Gotham Funding Corp., ABS(a),(b)                          2.85             9/17/2008             44,833
    35,000    Gotham Funding Corp., ABS(a),(b)                          2.85             9/24/2008             34,850
    35,000    Variable Funding Capital, ABS(a),(b)                      2.58             8/12/2008             34,973
    30,000    Variable Funding Capital, ABS(a),(b)                      2.68             8/25/2008             29,946

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
   $30,000    Variable Funding Capital, ABS(a),(b)                      2.67%            9/26/2008         $   29,875
                                                                                                           ----------
                                                                                                              198,432
                                                                                                           ----------
              DRUG RETAIL (0.0%)
       270    CVS Corp.(a),(b)                                          2.60             8/01/2008                270
                                                                                                           ----------
              EDUCATION (0.1%)
     6,770    Univ.of Texas Board of Regents                            2.55             9/24/2008              6,770
                                                                                                           ----------
              ELECTRIC UTILITIES (1.2%)
     9,517    Virginia Electric & Power Co.                             2.85             8/06/2008              9,513
    10,470    Wisconsin Electric Power Co.                              2.27             8/11/2008             10,463
    23,359    Wisconsin Electric Power Co.                              2.28             8/12/2008             23,343
     3,928    Wisconsin Electric Power Co.                              2.22             8/13/2008              3,925
    22,620    Wisconsin Electric Power Co.                              2.22             8/14/2008             22,602
                                                                                                           ----------
                                                                                                               69,846
                                                                                                           ----------
              ELECTRIC/GAS UTILITIES (1.9%)
    11,828    Nebraska Public Power District                            2.40             8/06/2008             11,824
    38,605    Nebraska Public Power District                            2.60             9/11/2008             38,491
    61,241    South Carolina Public Service Auth.                       2.60             8/14/2008             61,183
                                                                                                           ----------
                                                                                                              111,498
                                                                                                           ----------
              HEALTH CARE FACILITIES (1.0%)
    28,000    Medical Building Funding IX, LLC (LOC - Bank
                 of Nova Scotia & KBC Bank, N.V.)                       2.45             8/27/2008             28,000
    32,000    Trinity Health Corp.                                      2.57             8/08/2008             31,984
                                                                                                           ----------
                                                                                                               59,984
                                                                                                           ----------
              HOSPITAL (3.2%)
    30,000    Catholic Health Initiatives                               2.70             8/20/2008             30,000
    45,000    Catholic Health Initiatives                               2.75             9/17/2008             45,000
    25,850    Catholic Health Initiatives                               2.75             9/30/2008             25,850
    45,000    Catholic Health Initiatives                               2.85            10/22/2008             45,000
    36,650    Catholic Health Initiatives                               2.90            11/04/2008             36,650
                                                                                                           ----------
                                                                                                              182,500
                                                                                                           ----------
              INTEGRATED OIL & GAS (1.4%)
    10,449    ConocoPhillips Qatar Funding Ltd.(a),(b)                  2.37             9/04/2008             10,426
    55,000    ConocoPhillips Qatar Funding Ltd.(a),(b)                  2.26             9/23/2008             54,813
    15,000    ConocoPhillips Qatar Funding Ltd.(a),(b)                  2.43            10/01/2008             14,938
                                                                                                           ----------
                                                                                                               80,177
                                                                                                           ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (1.5%)
   $ 5,840    AIG Funding, Inc.                                         2.65%            8/22/2008         $    5,831
    30,000    AIG Funding, Inc.                                         2.80             9/30/2008             29,860
    16,538    AIG Funding, Inc.                                         2.82            10/29/2008             16,423
    35,420    AIG Funding, Inc.                                         2.98            12/19/2008             35,009
                                                                                                           ----------
                                                                                                               87,123
                                                                                                           ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
    25,000    General Electric Capital Corp.                            2.56            10/30/2008             24,840
    17,000    General Electric Capital Corp.                            2.86            12/22/2008             16,807
                                                                                                           ----------
                                                                                                               41,647
                                                                                                           ----------
              Total Commercial Paper (cost: $1,295,655)                                                     1,295,655
                                                                                                           ----------
              PUT BONDS (1.6%)

              OIL & GAS REFINING & MARKETING  (1.6%)
    60,000    IDB of the Parish of Calcasieu, Inc.
                 (LOC - BNP Paribas)                                    2.53             7/01/2026             60,000
    35,000    Port of Port Arthur Navigation District(a)                2.85             5/01/2038             35,000
                                                                                                           ----------
              Total Put Bonds (cost: $95,000)                                                                  95,000
                                                                                                           ----------
              VARIABLE-RATE DEMAND NOTES (50.1%)

              AGRICULTURAL PRODUCTS (0.2%)
     2,594    Fair Oaks Dairy Farm, LLC
                 (LOC - Fifth Third Bank)                               3.35             5/01/2057              2,594
    11,000    Franklin County (LOC - Wachovia Bank, N.A.)               2.71             9/01/2014             11,000
                                                                                                           ----------
                                                                                                               13,594
                                                                                                           ----------
              AIRLINES (0.3%)
    14,135    Holland-Sheltair Aviation Funding, LLC
                 (LOC - SunTrust Bank)                                  2.70             5/01/2048             14,135
                                                                                                           ----------
              AIRPORT SERVICES (0.0%)
       875    Shawnee (LOC - JPMorgan Chase Bank, N.A.)                 2.65            12/01/2012                875
                                                                                                           ----------
              AIRPORT/PORT (0.1%)
     5,480    Tulsa Airport Improvement Trust
                 (LOC - JPMorgan Chase Bank, N.A.)                      3.00             6/01/2023              5,480
                                                                                                           ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
              APPROPRIATED DEBT (1.0%)
   $50,000    County & City of Denver, School District 1
                 (LIQ)(INS)                                             3.50%           12/15/2037         $   50,000
    10,000    County & City of Denver, School District 1
                 (LIQ)(INS)                                             3.50            12/15/2037             10,000
                                                                                                           ----------
                                                                                                               60,000
                                                                                                           ----------
              ASSET-BACKED FINANCING (4.0%)
    15,100    Capital Markets Access Co., L.C.
                 (LOC - SunTrust Bank)                                  2.65             4/01/2033             15,100
     8,600    Capital Markets Access Co., L.C.
                 (LOC - SunTrust Bank)                                  2.65             6/27/2036              8,600
     2,952    Cornerstone Funding Corp. I
                 (LOC - Fifth Third Bank)                               4.50             1/01/2021              2,952
     3,639    Cornerstone Funding Corp. I
                 (LOC - Huntington National Bank)                       4.50             1/01/2024              3,639
    12,272    Cornerstone Funding Corp. I
                 (LOC - Fifth Third Bank)                               4.50             9/01/2026             12,272
    12,326    Cornerstone Funding Corp. I
                 (LOC - Fifth Third Bank)                               4.50             6/01/2029             12,326
     7,936    Cornerstone Funding Corp. I
                 (LOC - Fifth Third Bank)                               4.50             7/01/2030              7,936
    10,749    Cornerstone Funding Corp. I
                 (LOC - Fifth Third Bank)                               4.50            12/01/2030             10,749
    36,620    Corporate Finance Managers, Inc.
                 (LOC - Wells Fargo Bank, N.A.)                         2.46             2/02/2043             36,620
     4,120    Cunat Capital Corp.
                 (LOC - M&I Marshall & Ilsley Bank)                     2.69             4/01/2036              4,120
     5,730    Cunat Capital Corp.
                 (LOC - M&I Marshall & Ilsley Bank)                     2.69            12/01/2041              5,730
    74,000    North Texas Higher Education Auth., Inc.
                 (LOC - Bank of America,
                 N.A. & Lloyds TSB Bank plc)                            3.50             6/01/2045             74,000
    38,700    North Texas Higher Education Auth., Inc.
                 (LOC - Bank of America,
                 N.A. & Lloyds TSB Bank plc)                            3.50            12/01/2046             38,700
                                                                                                           ----------
                                                                                                              232,744
                                                                                                           ----------
              AUTO PARTS & EQUIPMENT (1.2%)
    15,000    Alabama IDA (LOC - Barclays Bank plc)                     3.13            10/01/2019             15,000
     8,000    FEV Engine Technology, Inc.
                 (LOC - Fifth Third Bank)                               3.35            11/01/2037              8,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 6,040    Illinois Finance Auth. (LOC - Federal Home
                 Loan Bank of Chicago)                                  2.71%            7/01/2040         $    6,040
    42,000    LSP Automotive Systems, LLC (LOC - National
                 Bank of South Carolina)                                3.00             3/01/2021             42,000
                                                                                                           ----------
                                                                                                               71,040
                                                                                                           ----------
              AUTOMOTIVE RETAIL (0.2%)
     5,240    C-MEK Realty, LLC (LOC - Bank
                 of North Georgia)                                      2.76             6/01/2027              5,240
     2,270    Deen Properties, LLC (LOC - Columbus
                 Bank & Trust Co.)                                      3.00             4/01/2030              2,270
     2,740    Germain Properties of Columbus, Inc.
                 (LOC - JPMorgan Chase Bank, N.A.)                      2.66             3/01/2031              2,740
     3,000    JTK Group, LLC & Hays Properties
                 (LOC - Regions Bank)                                   2.71            11/01/2025              3,000
                                                                                                           ----------
                                                                                                               13,250
                                                                                                           ----------
              BIOTECHNOLOGY (0.2%)
     8,665    Westgate Investment Fund, LLC
                 (LOC - Wells Fargo Bank, N.A.)                         2.46             2/01/2012              8,665
                                                                                                           ----------
              BROADCASTING & CABLE TV (0.1%)
     3,900    New Jersey EDA (NBGA)(a)                                  2.44            10/01/2021              3,900
     1,600    New Jersey EDA (LOC - JPMorgan Chase
                 Bank, N.A.)                                            2.44            10/01/2021              1,600
                                                                                                           ----------
                                                                                                                5,500
                                                                                                           ----------
              BUILDING PRODUCTS (0.1%)
     4,200    Cornell Iron Works, Inc. (LOC -
                 Bank of America, N.A.)                                 3.21             4/01/2019              4,200
     1,215    Schmitz Ready Mix, Inc. (LOC - U.S. Bank, N.A.)           3.00             4/01/2046              1,215
     1,000    Warren County (LOC - JPMorgan Chase
                 Bank, N.A.)                                            2.81            12/01/2026              1,000
                                                                                                           ----------
                                                                                                                6,415
                                                                                                           ----------
              BUILDINGS (0.6%)
    10,005    Aquarium Parking Deck, LLC
                 (LOC - SunTrust Bank)                                  2.65             4/01/2020             10,005
     3,140    Delos, LLC (LOC - Fifth Third Bank)                       2.51             3/01/2037              3,140
     6,105    Downtown Marietta Development Auth. (LIQ)                 2.76             7/01/2021              6,105
     7,975    Greenville Memorial Auditorium District
                 (LOC - Bank of America, N.A.)                          2.85             9/01/2017              7,975

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 2,010    Ogden City Redevelopment Agency
                 (LOC - Bank of New York)                               2.56%            1/01/2026         $    2,010
     6,130    Security Partners, LP (LOC - Wells Fargo
                 Bank, N.A.)                                            2.56             3/15/2012              6,130
                                                                                                           ----------
                                                                                                               35,365
                                                                                                           ----------
              CASINOS & GAMING (0.8%)
     7,110    Cloverleaf Enterprises, Inc. (LOC - PNC
                 Bank, N.A.)                                            2.71             5/01/2022              7,110
    38,500    Santa Rosa Rancheria Tachi Yokut Tribe
                 (LOC - JPMorgan Chase Bank, N.A.)                      2.56             9/01/2019             38,500
                                                                                                           ----------
                                                                                                               45,610
                                                                                                           ----------
              COMMERCIAL PRINTING (0.1%)
     2,610    Envelope Printery, Inc. (LOC - Fifth Third Bank)          3.35             3/01/2027              2,610
     2,795    Macon-Bibb County Industrial Auth.
                 (LOC - Regions Bank)                                   2.76             7/01/2014              2,795
                                                                                                           ----------
                                                                                                                5,405
                                                                                                           ----------
              COMMUNICATIONS EQUIPMENT (0.6%)
    35,000    Utah Telecommunication Open Infrastructure
                 Agency (LOC - Key Bank, N.A.)                          2.80             6/01/2040             35,000
                                                                                                           ----------
              COMMUNITY SERVICE (0.9%)
    22,030    Dominican Sisters (LOC - Fifth Third Bank)                3.35            10/01/2023             22,030
     7,500    First Church of God (LOC - Huntington
                 National Bank)                                         3.50            10/03/2022              7,500
     3,240    Roman Catholic Diocese of Houma-Thibodaux
                 (LOC - Allied Irish Banks plc)                         2.66            12/01/2037              3,240
     4,225    Roman Catholic Diocese of Raleigh
                 (LOC - Bank of America, N.A.)                          2.51             6/01/2018              4,225
     5,730    Seattle Art Museum (LOC - Allied Irish
                 Banks plc)                                             2.52             7/01/2033              5,730
     9,800    YMCA of Metropolitan Milwaukee, Inc.
                 (LOC - M&I Marshall & Ilsley Bank)                     2.61             5/01/2033              9,800
                                                                                                           ----------
                                                                                                               52,525
                                                                                                           ----------
              CONSTRUCTION & ENGINEERING (0.6%)
    15,980    Boland Holdings, LLC (LOC - PNC Bank, N.A.)               2.71            12/01/2039             15,980
    11,900    Dewberry IV, LLP (LOC - PNC Bank, N.A.)(a)                2.71             9/01/2025             11,900
     7,785    Liliha Parking Co., LP (LOC - First
                 Hawaiian Bank)                                         2.85             8/01/2024              7,785
                                                                                                           ----------
                                                                                                               35,665
                                                                                                           ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
              CONSTRUCTION MATERIALS (0.1%)
   $ 4,055    Central Concrete Supermix, Inc.
                 (LOC - SunTrust Bank)                                  2.65%            5/01/2021         $    4,055
                                                                                                           ----------
              CONSUMER ELECTRONICS (0.2%)
     2,285    Ferguson Township Industrial & Commercial
                 Development Auth. (LOC - Fulton Bank)                  3.15            10/01/2021              2,285
    10,500    Mississippi Business Finance Corp.
                 (LOC - Wachovia Bank, N.A.)                            2.71             1/14/2015             10,500
                                                                                                           ----------
                                                                                                               12,785
                                                                                                           ----------
              DISTRIBUTORS (0.1%)
     8,250    Effingham County (LOC - Columbus Bank & Trust Co.)        2.76            11/01/2027              8,250
                                                                                                           ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL
                 SERVICES (0.2%)
     1,150    Colorado Housing Finance Auth.
                 (LOC - California Bank & Trust)                        2.96             6/01/2031              1,150
    10,000    N.A.R.A.J.J.P.K., LLC (LOC - M&I
                 Marshall & Ilsley Bank)                                2.61             3/01/2038             10,000
                                                                                                           ----------
                                                                                                               11,150
                                                                                                           ----------
              DIVERSIFIED METALS & MINING (0.1%)
     2,465    Lancaster IDA (LOC - Fulton Bank)                         3.15             1/01/2015              2,465
     2,085    Lancaster IDA (LOC - Fulton Bank)                         3.15             1/01/2027              2,085
                                                                                                           ----------
                                                                                                                4,550
                                                                                                           ----------
              EDUCATION (1.3%)
     3,870    Allegheny County Higher Education Building
                 Auth. (LOC - PNC Bank, N.A.)                           2.59             3/01/2038              3,870
     8,950    Calvin College (LOC - JPMorgan Chase
                 Bank, N.A.)                                            3.13            10/01/2037              8,950
     9,765    Loganville Christian Academy, Inc. (LOC - Key
                 Bank, N.A.)                                            2.76             6/01/2038              9,765
    14,060    Louisville-Jefferson County (LOC - Fifth
                 Third Bank)                                            3.10             5/01/2031             14,060
     2,300    Maine Finance Auth. (LOC - Fifth Third Bank)              2.48             7/01/2016              2,300
     5,670    Minnesota Higher Education Facilities Auth.
                 (LOC - U.S. Bank, N.A.)                                2.76             4/01/2027              5,670
     9,515    Oklahoma City Industrial & Cultural Facilities
                 Trust (LOC - Bank of America, N.A.)                    2.50             9/15/2016              9,515
    16,550    Pepperdine Univ.                                          2.56             8/01/2037             16,550

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 3,515    Summit School (LOC - RBS Citizens, N.A.)                  2.80%            7/01/2027         $    3,515
       700    Wake Forest Univ. (LOC - Wachovia Bank, N.A.)             2.71             7/01/2017                700
                                                                                                           ----------
                                                                                                               74,895
                                                                                                           ----------
              EDUCATIONAL SERVICES (1.0%)
     4,545    Clinic Building BG, LLC (LOC - U.S. Bank, N.A.)           2.80             2/01/2033              4,545
     3,455    Educational Management Corp.
                 (LOC - Wells Fargo Bank, N.A.)                         2.46             5/01/2023              3,455
    12,100    Frisch School (LOC - KBC Bank, N.V.)                      2.55             5/01/2036             12,100
     7,000    Glendale (LOC - Bank of New York)                         2.50             7/01/2035              7,000
     6,350    Gwinnett Instructional, LLC (LOC - Allied Irish
                 Banks plc)                                             2.50             1/01/2031              6,350
    14,900    Loanstar Assets Partners, LP (LOC - State
                 Street Bank and Trust Co.)(a)                          2.46             2/01/2041             14,900
     5,280    Summit School (LOC - U.S. Bank, N.A.)                     3.00             2/01/2019              5,280
     7,140    Yamhill County (LOC - Bank of America, N.A.)              2.50            10/01/2020              7,140
                                                                                                           ----------
                                                                                                               60,770
                                                                                                           ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     2,440    AFS Associates, LP (LOC - Fifth Third Bank)               3.35             9/01/2040              2,440
     4,230    Albuquerque (LOC - Wells Fargo Bank, N.A.)                2.46             8/01/2025              4,230
                                                                                                           ----------
                                                                                                                6,670
                                                                                                           ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    16,240    Andersons, Inc. (NBGA)(a)                                 2.80             7/01/2023             16,240
                                                                                                           ----------
              FOOD DISTRIBUTORS (0.8%)
    11,450    Classic City Beverages, LLC (LOC - Columbus
                 Bank & Trust Co.)                                      2.70             8/01/2018             11,450
     3,305    Hausbeck Pickle Co. (LOC - RBS Citizens, N.A.)            3.20             3/01/2037              3,305
     8,675    Jackson Beverages, LLC (LOC - Columbus
                 Bank & Trust Co.)                                      2.70             2/01/2020              8,675
     9,600    Macon Beverage Co., LLC (LOC - Columbus
                 Bank & Trust Co.)                                      2.70             4/01/2019              9,600
    13,150    North Georgia Distributing Co., LLC
                 (LOC - Columbus Bank & Trust Co.)                      2.70             8/01/2018             13,150
                                                                                                           ----------
                                                                                                               46,180
                                                                                                           ----------
              FOOD RETAIL (0.2%)
     4,710    Cheney Bros., Inc. (LOC - Wachovia Bank, N.A.)            3.30            12/01/2016              4,710
     9,000    Saubels Market, Inc. (LOC - Fulton Bank)                  3.15             5/01/2034              9,000
                                                                                                           ----------
                                                                                                               13,710
                                                                                                           ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
              FOREST PRODUCTS (0.1%)
   $ 6,740    Rex Lumber, LLC (LOC - Federal Home
                 Loan Bank of Dallas)                                   2.46%            2/01/2022         $    6,740
                                                                                                           ----------
              GENERAL MERCHANDISE STORES (0.1%)
     5,500    Marion (LOC - Key Bank, N.A.)                             3.00             2/01/2035              5,500
                                                                                                           ----------
              GENERAL OBLIGATION (2.2%)
    13,465    Covington (LOC - U.S. Bank, N.A.)                         3.05            12/01/2029             13,465
    25,000    Fiddler's Business Improvement District
                 (LOC - Key Bank, N.A.)                                 2.90            12/01/2037             25,000
    13,000    Oakland County Charter Township of
                 Commerce (LIQ)                                         2.85            10/01/2018             13,000
    73,700    Southern Ute Indian Tribe(a)                              2.56             1/01/2027             73,700
                                                                                                           ----------
                                                                                                              125,165
                                                                                                           ----------
              HEALTH CARE FACILITIES (5.5%)
     9,345    Baptist Medical Plaza Associates
                 (LOC - KBC Bank, N.V.)                                 2.65             6/01/2017              9,345
     4,000    Bayfront Regional Development Auth.
                 (LOC - PNC Bank, N.A.)                                 2.66            11/01/2027              4,000
    18,250    BJ Financing, LLC (LOC - M&I
                 Marshall & Ilsley Bank)                                2.61            12/01/2037             18,250
     2,620    Brookville Enterprises, Inc. (LOC -
                 Fifth Third Bank)                                      3.35            10/01/2025              2,620
     8,060    California Statewide Communities
                 Development Auth. (LOC - Allied Irish
                 Banks plc)                                             2.65            11/15/2042              8,060
     8,420    Capital Markets Access Co., L.C. (LOC - RBC
                 Centura Bank)                                          2.80             5/01/2034              8,420
    14,800    Chestnut Hill Benevolent Association
                 (LOC - TD Banknorth, N.A.)                             2.51             2/01/2035             14,800
    10,000    Cleveland-Cuyahoga County (LOC - Key
                 Bank, N.A.)                                            2.80             1/01/2037             10,000
     3,525    Community Behavioral Healthcare
                 Cooperative of Pennsylvania
                 (LOC - Fulton Bank)                                    3.15             9/01/2027              3,525
     4,560    District of Columbia (LOC - UniCredito
                 Italiano S.p.A.)                                       2.56            10/01/2020              4,560
     2,065    District of Columbia (LOC - Manufacturers &
                 Traders Trust Co.)                                     2.56             7/01/2032              2,065

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 2,490    Doctors Park, LLP (LOC - U.S. Bank, N.A.)                 2.75%            8/01/2047         $    2,490
     5,000    Duchesne County, UT (LOC - JPMorgan Chase
                 Bank, N.A.)                                            2.48             8/01/2024              5,000
     4,000    East Montgomery Health Facilities
                 Development, Inc. (LOC - First
                 Commercial Bank)                                       2.76            11/01/2033              4,000
     6,280    Evendale Surgical Properties, LLC
                 (LOC - Fifth Third Bank)                               3.35             6/01/2026              6,280
     2,900    Guilford Capital, LLC (LOC - Regions Bank)                2.96             8/01/2022              2,900
     5,300    Guilford Capital, LLC (LOC - Regions Bank)                2.96             8/01/2022              5,300
    23,210    Healthcare Property Group, LLC (LOC -
                 SunTrust Bank)                                         2.65            12/01/2030             23,210
     4,270    Hospital & Nursing Home Medical Clinic
                 Board of the City of Gardendale, AL
                 (LOC - Regions Bank)                                   3.13            11/01/2026              4,270
     8,900    Illinois Finance Auth. (LOC - La Salle National
                 Bank, N.A.)                                            2.55            12/01/2034              8,900
     6,550    Louisiana Public Facilities Auth. (LOC -
                 Capital One, N.A.)                                     2.96             7/01/2028              6,550
    10,000    Massachusetts Development Finance Agency
                 (LOC - Fifth Third Bank)                               3.26            11/01/2042             10,000
    13,915    MMC Corp. (LOC - JPMorgan Chase
                 Bank, N.A.)                                            3.00            11/01/2035             13,915
     2,360    Musculoskeletal Associates, LLC
                 (LOC - Wachovia Bank, N.A.)                            2.71             4/01/2025              2,360
     6,140    Orthopaedic Institute of Ohio, Inc.
                 (LOC - Huntington National Bank)                       3.50            11/01/2011              6,140
    22,370    OSS Realty Co. (LOC - Federal Home Loan
                 Bank of Pittsburgh)(a)                                 2.50             9/01/2034             22,370
     6,200    PCP Investors, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                            2.46            12/01/2024              6,200
    18,300    Polk County IDA (LOC - Bank of America, N.A.)             2.50            12/01/2018             18,300
     7,110    Premier Senior Living, LLC (LOC - Wachovia
                 Bank, N.A.)                                            3.30             8/01/2037              7,110
     4,950    Premier Senior Living, LLC (LOC - Wachovia
                 Bank, N.A.)                                            3.30             8/01/2037              4,950
     3,200    Premier Senior Living, LLC (LOC - Wachovia
                 Bank, N.A.)                                            3.30             8/01/2037              3,200
     4,120    Premier Senior Living, LLC (LOC - Wachovia
                 Bank, N.A.)                                            3.30             8/01/2037              4,120

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 2,300    Premier Senior Living, LLC (LOC - Wachovia
                 Bank, N.A.)                                            3.30%            8/01/2037         $    2,300
     4,398    PRL Corp. (LOC - Fifth Third Bank)                        3.05             7/01/2021              4,398
     9,900    San Juan Regional Medical Center, Inc.
                 (LOC - Bank of Nova Scotia)                            2.95             6/01/2037              9,900
     8,600    TOSMOB, LLC (LOC - Fifth Third Bank)                      3.35             6/01/2032              8,600
    14,980    Towne Care Center, LLC (LOC - Fifth Third Bank)           3.35             1/01/2030             14,980
     7,415    Triad Group, Inc. (LOC - Wachovia Bank, N.A.)             3.25            11/01/2017              7,415
    13,960    West Park Hospital Medical Facilities Foundation
                 (LOC - Key Bank, N.A.)                                 3.31             7/01/2033             13,960
     4,520    West Side Surgical Properties, LLC
                 (LOC - Fifth Third Bank)                               3.35             4/01/2028              4,520
     3,400    Woodbury County (LOC - Wells Fargo
                 Bank, N.A.)                                            2.46            12/01/2014              3,400
                                                                                                           ----------
                                                                                                              322,683
                                                                                                           ----------
              HEALTH CARE SERVICES (0.6%)
     7,220    Carriage Inn of Bowerston, Inc.
                 (LOC - Fifth Third Bank)                               3.35            12/01/2024              7,220
     9,520    Kaneville Road Joint Venture (LOC - Federal
                 Home Loan Bank of Chicago)                             2.80            11/01/2032              9,520
     6,500    Medical Properties Investment Co. - Walker,
                 LLC (LOC - Fifth Third Bank)                           3.35            11/01/2035              6,500
     2,055    Montgomery Cancer Center, LLC
                 (LOC - Wachovia Bank, N.A.)                            2.50            10/01/2012              2,055
     2,865    Radiation Oncology Partners, LLP
                 (LOC - Wachovia Bank, N.A.)                            2.50             8/01/2018              2,865
     3,000    Univ. Hospitals Trust (LOC - Bank of
                 America, N.A.)                                         2.50             8/15/2021              3,000
     4,400    WW Real Estate, LLC & White-Wilson
                 Medical Center, P.A. (LOC - Fifth Third Bank)          3.35             5/01/2057              4,400
                                                                                                           ----------
                                                                                                               35,560
                                                                                                           ----------
              HEALTH MISCELLANEOUS (0.4%)
    23,425    Everett Clinic P.S. (LOC - Bank of America, N.A.)         2.71             5/01/2027             23,425
                                                                                                           ----------
              HOME FURNISHINGS (0.2%)
     3,575    Connecticut Development Auth.
                 (LOC - Wachovia Bank, N.A.)                            3.26             1/01/2010              3,575
     5,640    IDB of the Parish of Caddo, Inc.
                 (LOC - Capital One, N.A.)                              3.13             7/01/2024              5,640

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 2,475    Maryland Economic Development Corp.
                 (LOC - Manufacturers & Traders Trust Co.)              2.53%            8/01/2016         $    2,475
                                                                                                           ----------
                                                                                                               11,690
                                                                                                           ----------
              HOME IMPROVEMENT RETAIL (0.2%)
     8,405    Brookhaven, IDA (LOC - Capital One, N.A.)                 2.76             1/01/2025              8,405
                                                                                                           ----------
              HOSPITAL (1.4%)
     5,035    Adventist Health System West
                 (LOC - Wells Fargo Bank, N.A.)                         3.44             9/01/2016              5,035
     3,600    Albany-Dougherty County Hospital (INS)(LIQ)               7.50             9/01/2026              3,600
    12,900    Indiana Health Facility Financing Auth.
                 (LOC - Bank of America, N.A.)                          2.51             1/01/2019             12,900
    20,675    Louisiana Health System (INS)(LIQ)                        3.11            10/01/2022             20,675
    28,835    Medical Center Educational Building Corp.
                 (INS)(LIQ)                                             7.50             7/01/2031             28,835
    11,650    St. Louis Park (INS)(LIQ)                                 5.50             7/01/2037             11,650
                                                                                                           ----------
                                                                                                               82,695
                                                                                                           ----------
              HOTELS, RESORTS,& CRUISE LINES (0.6%)
    11,585    A & M Hospitalities, LLC (LOC - Columbus
                 Bank & Trust Co.)                                      3.00             1/01/2025             11,585
     7,425    Alprion, LLC (LOC - Federal Home Loan
                 Bank of Topeka)                                        2.68            10/01/2034              7,425
     6,600    Columbus Development Auth. (LOC - Columbus
                 Bank & Trust Co.)                                      3.00             7/01/2032              6,600
     2,730    Connecticut Development Auth.
                 (LOC - TD Banknorth, N.A.)                             2.46            12/01/2028              2,730
     2,260    Galday Inn, Inc. (LOC - Wachovia Bank, N.A.)              3.26            12/01/2020              2,260
     6,605    Turf Valley, Inc. (LOC - Wachovia Bank, N.A.)             3.25             8/01/2014              6,605
                                                                                                           ----------
                                                                                                               37,205
                                                                                                           ----------
              HOUSEHOLD APPLIANCES (0.3%)
     7,000    Donald R. Eliason, LLC & Eliason Fund I, LLC
                 (LOC - M&I Marshall & Ilsley Bank)                     2.75            10/01/2044              7,000
     8,700    Mississippi Business Finance Corp.
                 (LOC - Bank of America, N.A.)                          2.53             6/01/2015              8,700
                                                                                                           ----------
                                                                                                               15,700
                                                                                                           ----------
              INDUSTRIAL GASES (0.1%)
     3,250    Sandhill Group, LLC (LOC - Regions Bank)                  3.20            12/01/2013              3,250
                                                                                                           ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL MACHINERY (0.7%)
   $ 3,095    Edge Seal Technologies, Inc.
                 (LOC - Fifth Third Bank)                               3.35%            6/01/2013         $    3,095
    25,000    Hampton Hydraulics, LLC (LOC - Regions Bank)              2.65             4/01/2013             25,000
     2,000    Precision Tool Die & Machine
                 (LOC - Fifth Third Bank)                               3.35             3/01/2010              2,000
     8,275    Savannah, EDA (LOC - Wachovia Bank, N.A.)                 3.21             6/01/2018              8,275
                                                                                                           ----------
                                                                                                               38,370
                                                                                                           ----------
              LEISURE FACILITIES (1.3%)
     6,310    Cattail Creek Country Club, Inc.
                 (LOC - Manufacturers & Traders Trust Co.)              2.56             3/01/2031              6,310
     2,865    Commonwealth Country Club Ltd.
                 (LOC - Huntington National Bank)                       4.40            11/01/2021              2,865
     3,775    Cornerstone Funding Corp. I
                 (LOC - Fifth Third Bank)                               4.50             8/01/2025              3,775
    34,235    LTF Real Estate, LLC (NBGA)(a)                            2.53             6/01/2033             34,235
     2,000    Old South Country Club, Inc.
                 (LOC - Manufacturers & Traders Trust Co.)              2.56            12/01/2031              2,000
     4,070    Pavilion Inc. (LOC - Old National Bank)                   2.96            11/01/2025              4,070
    14,610    TP Racing, LLP (LOC - JPMorgan Chase
                 Bank, N.A.)                                            2.76             6/01/2030             14,610
     6,000    Treasure Island Tennis & Yacht Club Corp.
                 (LOC - Regions Bank)                                   2.71             9/01/2032              6,000
                                                                                                           ----------
                                                                                                               73,865
                                                                                                           ----------
              LEISURE PRODUCTS (0.5%)
    27,800    Madison Community Development Auth.
                 (LOC - JPMorgan Chase Bank, N.A., M&I
                 Marshall & Ilsley Bank & U.S. Bank, N.A.)              2.96             6/01/2036             27,800
                                                                                                           ----------
              LIFE & HEALTH INSURANCE (0.0%)
     1,850    Ronald Ray Irrevocable Life Insurance Trust
                 (LOC - Federal Home Loan Bank of Atlanta)              2.46             8/01/2022              1,850
                                                                                                           ----------
              MISCELLANEOUS (0.6%)
    13,610    City of North Miami (INS)(LIQ)                            8.00             7/01/2032             13,610
    23,000    Michigan Municipal Bond Auth.
                 (LOC - Fifth Third Bank)                               3.00            11/01/2037             23,000
                                                                                                           ----------
                                                                                                               36,610
                                                                                                           ----------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (0.2%)
   $13,050    Sempra Energy ESOP & Trust (NBGA)(a)                      3.00%           11/01/2014         $   13,050
                                                                                                           ----------
              MULTIFAMILY HOUSING (0.9%)
     6,245    Columbus Development Auth.
                 (LOC - Columbus Bank & Trust Co.)                      2.76            12/01/2024              6,245
    12,500    Independence Place Fort Campbell Patriots,
                 LLC (LOC - La Salle National Bank, N.A.)               2.50             1/01/2040             12,500
       315    Iowa Finance Auth. (LOC - M&I
                 Marshall & Ilsley Bank)                                2.81            12/01/2041                315
     9,500    Los Angeles Community Redevelopment
                 Agency (LOC - Bank of America, N.A.)                   2.46            10/15/2038              9,500
    16,476    Massachusetts Housing Finance Agency
                 (LOC - JPMorgan Chase Bank, N.A.)                      2.56             6/01/2037             16,476
     3,500    Provence, LLC (LOC - La Salle National
                 Bank, N.A.)                                            2.65             9/01/2037              3,500
     6,000    Washington State Housing Finance
                 Commission (LOC - HSH Nordbank AG)                     2.50             3/01/2012              6,000
                                                                                                           ----------
                                                                                                               54,536
                                                                                                           ----------
              MUNICIPAL FINANCE (0.7%)
    25,000    Sunshine State Governmental Financing
                 Commission (INS)(LIQ)                                  8.00             7/01/2016             25,000
    15,000    Sunshine State Governmental Financing
                 Commission (INS)(LIQ)                                 10.00             7/01/2016             15,000
                                                                                                           ----------
                                                                                                               40,000
                                                                                                           ----------
              NURSING/CCRC (0.9%)
    16,945    ABAG Finance Auth. for Nonprofit Corp.
                 Variable Rate Revenue Refunding Bonds
                 (LOC - JPMorgan Chase Bank, N.A.)                      6.76             9/01/2037             16,945
    15,250    Hazelton Management Group, LLC
                 (LOC - Fifth Third Bank)                               3.00             9/01/2032             15,250
     1,200    Lynchburg Redevelopment & Housing Auth.
                 (LOC - Manufacturers & Traders Trust Co.)              2.51            12/01/2034              1,200
    12,000    Nassau County IDA (LOC - La Salle National
                 Bank, N.A.)                                            2.63             1/01/2028             12,000
     9,000    Schenectady County IDA (LOC - RBS
                 Citizens, N.A.)                                        2.85             2/01/2037              9,000
                                                                                                           ----------
                                                                                                               54,395
                                                                                                           ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
              OFFICE ELECTRONICS (0.0%)
   $ 2,130    Sanders CRS Exchange, LLC (LOC - Wells
                 Fargo Bank, N.A.)                                      3.01%           10/01/2023         $    2,130
                                                                                                           ----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
     8,900    Shipley Group, LP (LOC - RBS Citizens, N.A.)              2.80            12/01/2016              8,900
                                                                                                           ----------
              OIL & GAS REFINING & MARKETING (0.8%)
    30,000    Port of Port Arthur Navigation District(a)                2.66             5/01/2038             30,000
    14,340    Southwest Georgia Oil Co., Inc.
                 (LOC - Columbus Bank & Trust Co.)                      3.00            11/01/2026             14,340
                                                                                                           ----------
                                                                                                               44,340
                                                                                                           ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    15,000    Mortgage Bankers Association of America
                 (LOC - PNC Bank, N.A.)                                 2.66             5/01/2038             15,000
                                                                                                           ----------
              PACKAGED FOODS & MEAT (0.4%)
     1,710    Atlanta Bread Co. International, Inc.
                 (LOC - Columbus Bank & Trust Co.)                      3.00             9/01/2023              1,710
     9,025    City of Thomasville Downtown Development
                 Auth. (LOC - Columbus Bank & Trust Co.)                3.00             4/01/2027              9,025
     3,250    Lancaster IDA (LOC - Fulton Bank)                         3.15             6/01/2027              3,250
     6,000    Laurel County (LOC - Wells Fargo Bank, N.A.)              2.46             5/01/2033              6,000
     2,700    Plymouth (LOC - Wells Fargo Bank, N.A.)                   2.46             5/01/2038              2,700
                                                                                                           ----------
                                                                                                               22,685
                                                                                                           ----------
              PAPER PACKAGING (0.0%)
     2,240    Washington Finance EDA (LOC - Wells Fargo
                 Bank, N.A.)                                            2.46             4/01/2033              2,240
                                                                                                           ----------
              PAPER PRODUCTS (0.2%)
     7,000    IDA of the County of Campbell, VA
                 (LOC - Bank of America, N.A.)                          2.70            12/01/2019              7,000
     3,100    IDA of the Parish of East Baton Rouge, LA, Inc.
                 (LOC - SunTrust Bank)                                  2.70             6/01/2029              3,100
                                                                                                           ----------
                                                                                                               10,100
                                                                                                           ----------
              PROPERTY & CASUALTY INSURANCE (1.2%)
    70,000    Alfa Corp.(a)                                             2.71             6/01/2017             70,000
                                                                                                           ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
              PUBLISHING (0.0%)
   $ 1,670    Dickinson Press, Inc. (LOC - Huntington
                 National Bank)                                         3.50%            8/01/2018         $    1,670
                                                                                                           ----------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (9.5%)
     9,645    2880 Stevens Creek, LLC (LOC -
                 Bank of the West)                                      2.60            11/01/2033              9,645
     3,358    Baron Investments, Ltd. (LOC - Federal
                 Home Loan Bank of Dallas)                              2.55            10/01/2024              3,358
     6,175    Berkeley Realty Co., LLC (LOC - Wachovia
                 Bank, N.A.)                                            3.21             9/01/2021              6,175
     8,210    Blair County IDA (LOC - PNC Bank, N.A.)                   2.59            12/01/2016              8,210
     3,525    Cain Capital Investments, LLC (LOC - Federal
                 Home Loan Bank of Cincinnati)                          2.81            10/01/2046              3,525
     5,360    Colonial Interstate Investments, LLC
                 (LOC - Regions Bank)                                   2.86             6/01/2032              5,360
     9,180    Cornerstone Funding Corp. I (LOC - TD
                 Banknorth, N.A.)                                       2.60             1/01/2025              9,180
     2,779    Cornerstone Funding Corp. I (LOC - RBS
                 Citizens, N.A.)                                        4.50             1/01/2030              2,779
     9,065    Cornerstone Funding Corp. I (LOC - RBS
                 Citizens, N.A.)                                        2.47             8/01/2031              9,065
     5,385    Dennis E. Eash and Florida O. Eash
                 (LOC - Hancock Bank)                                   2.70             4/01/2025              5,385
    11,385    Donegal Crossing Associates, LLC
                 (LOC - Federal Home Loan Bank of Pittsburgh)           3.15             8/15/2027             11,385
     5,100    Douglas County Development Auth.
                 (LOC - Wells Fargo Bank, N.A.)                         2.46            12/01/2014              5,100
     7,795    Eastland Court Apartment Homes, LLC
                 (LOC - Columbus Bank & Trust Co.)                      3.00            10/01/2037              7,795
    13,360    Exchange at Hammond, LLC (LOC - Bank of
                 North Georgia)                                         3.00             8/01/2022             13,360
     7,200    FCA Properties Inc. (LOC - Columbus
                 Bank & Trust Co.)                                      3.00            10/01/2032              7,200
    39,555    Fiore Capital, LLC (LOC - M&I
                 Marshall & Ilsley Bank)                                2.75             8/01/2045             39,555
     5,600    Fountains Apartments, LLC
                 (LOC - Fifth Third Bank)                               2.76             9/01/2036              5,600
     6,690    Freightliner Finance, LLC (LOC - Huntington
                 National Bank)                                         3.43            11/01/2030              6,690

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
   $16,250    Goldleaf Mortgage, LLC (LOC - M&I
                 Marshall & Ilsley Bank)                                2.61%           11/01/2037         $   16,250
     4,320    Goode Realty & Leasing, LLC
                 (LOC - Fifth Third Bank)                               3.35             3/01/2032              4,320
     6,500    Hickory Creek Apartments, LLC
                 (LOC - Fifth Third Bank)                               2.76             9/01/2036              6,500
     5,170    Houston County IDA (LOC - Wachovia
                 Bank, N.A.)                                            3.24             8/01/2012              5,170
     1,305    JCM Properties, LP (LOC - PNC Bank, N.A.)                 2.95             4/01/2013              1,305
     5,000    Jungs Station & Timberlane Village
                 Associates (LOC - Wachovia Bank, N.A.)                 2.86             9/01/2027              5,000
     2,310    JWAT, Inc. (LOC - Columbus Bank & Trust Co.)              3.00             7/01/2027              2,310
     9,053    KFDT, LP (LOC - Fifth Third Bank)                         3.35             3/01/2035              9,053
     1,730    Lauren Co., LLC (LOC - Wells Fargo Bank, N.A.)            2.46             7/01/2033              1,730
     2,660    Lock Inns, Inc. (LOC - Bank of North Georgia)             2.75             2/01/2023              2,660
     5,780    Lodge Apartments Holdings, LLC
                 (LOC - Wachovia Bank, N.A.)                            2.71             3/01/2026              5,780
     3,220    Los Lunas (LOC - Wells Fargo Bank, N.A.)                  2.46             2/01/2025              3,220
     8,560    Monte Cristo Enterprises, LLC
                 (LOC - Regions Bank)                                   2.71             7/01/2030              8,560
     7,000    Morgan Valley Properties, LLC
                 (LOC - Bank of North Georgia)                          2.75             8/01/2031              7,000
     4,510    New Plaza Management, LLC (LOC - U.S.
                 Bank, N.A.)                                            2.71             2/01/2024              4,510
    59,450    New York City Housing Development Corp.
                 (LOC - Landesbank Hessen-Thuringen)                    2.70             6/01/2039             59,450
     5,480    Newport (LOC - Fifth Third Bank)                          3.30             3/01/2032              5,480
     8,145    Newport (LOC - Fifth Third Bank)                          3.30             3/01/2032              8,145
     7,685    Newport (LOC - Fifth Third Bank)                          3.30             3/01/2032              7,685
    11,282    Nick & Nat Properties, LLC
                 (LOC - Fifth Third Bank)                               3.00             5/01/2025             11,282
    18,635    NPJ Properties, LP (LOC - Manufacturers &
                 Traders Trust Co.)                                     2.56             2/01/2027             18,635
     6,015    One Holland Corp. (LOC - Huntington
                 National Bank)                                         3.50             8/01/2031              6,015
    32,000    Paca-Pratt Associates, Inc. (LOC -
                 Manufacturers & Traders Trust Co.)                     2.56             1/01/2038             32,000
     1,635    Peachtree Crest Professional
                 (LOC - Bank of North Georgia)                          3.00             3/01/2023              1,635
    18,260    PHF Investments, LLC (LOC - Associated
                 Bank, N.A.)                                            3.00             6/01/2044             18,260

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 4,900    Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)             2.46%           12/01/2033         $    4,900
     4,855    Santa Rosa Property Holdings, LLC
                 (LOC - Columbus Bank & Trust Co.)                      3.00             8/01/2031              4,855
     7,250    Schreiber Capital Co., LLC (LOC - Wachovia
                 Bank, N.A.)                                            2.71             9/01/2046              7,250
    12,860    Scion Real Estate Investments, LLC
                 (LOC - Fifth Third Bank)                               3.35             1/02/2048             12,860
    40,000    Sea Island Co. and Sea Island Coastal
                 Properties, LLC (LOC - Columbus
                 Bank & Trust Co.)                                      3.00             4/01/2023             40,000
    20,145    SF Tarns, LLC (LOC - LaSalle
                 Bank Midwest, N.A.)                                    2.50            12/01/2025             20,145
    20,290    Stobro Co., LP (LOC - Fulton Bank)                        3.15             1/01/2032             20,290
     5,400    Stone Creek, LLC (LOC - Columbus
                 Bank & Trust Co.)                                      2.70            12/01/2041              5,400
    15,070    Tack Capital Co. (LOC - Wachovia Bank, N.A.)              3.26             6/01/2031             15,070
    10,790    Wishbone Partners, LLC (LOC - Huntington
                 National Bank)                                         3.43            11/01/2025             10,790
     2,555    Wryneck Ltd. (LOC - Huntington National Bank)             4.40             1/01/2020              2,555
                                                                                                           ----------
                                                                                                              555,437
                                                                                                           ----------
              REGIONAL BANKS (0.5%)
    17,000    Bhavnani, LLC (LOC - Mellon 1st Business
                 Bank, N.A.)                                            2.85             5/01/2038             17,000
    10,380    City of Florence                                          3.40             4/15/2035             10,380
                                                                                                           ----------
                                                                                                               27,380
                                                                                                           ----------
              RESTAURANTS (0.2%)
     7,000    Barbara Jeans Real Estate (LOC - Columbus
                 Bank & Trust Co.)                                      3.00             8/01/2032              7,000
     3,000    Doughboy, LLC (LOC - M&I
                 Marshall & Ilsley Bank)                                2.69             5/01/2019              3,000
                                                                                                           ----------
                                                                                                               10,000
                                                                                                           ----------
              SALES TAX (0.1%)
     7,750    Arista Metropolitan District
                 (LOC - Compass Bank)                                   2.85            12/01/2030              7,750
                                                                                                           ----------
              SOLID WASTE DISPOSAL (0.1%)
     2,500    Illinois Finance Auth. (LOC - Associated
                 Bank, N.A.)                                            3.31             7/01/2026              2,500

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 4,340    Southeastern Public Service Auth. of Virginia
                 (LOC - Wachovia Bank, N.A.)                            2.75%            7/01/2009         $    4,340
                                                                                                           ----------
                                                                                                                6,840
                                                                                                           ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.3%)
      3,325   Lake Oswego Redevelopment Agency
                 (LOC - Wells Fargo Bank, N.A.)                         2.46             6/01/2020              3,325
      3,395   Puerto Rico Commonwealth Highways and
                 Transportation Auth. (INS)(LIQ)(a)                     4.00             7/01/2038              3,395
      2,245   Sheridan Redevelopment Agency,
                 Tax Increment RB (LOC - Citibank, N.A.)                2.62            12/01/2029              2,245
      9,395   Township of Derry Commercial IDA
                 (LOC - PNC Bank, N.A.)                                 2.59            11/01/2030              9,395
                                                                                                           ----------
                                                                                                               18,360
                                                                                                           ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
      3,090   Wagner Moving & Storage, Inc.
                 (LOC - Fifth Third Bank)                               3.35            11/01/2036              3,090
                                                                                                           ----------
              SPECIALTY CHEMICALS (0.1%)
      6,500   Gary (LOC - Federal Home Loan
                 Bank of Chicago)                                       2.54             5/11/2020              6,500
                                                                                                           ----------
              SPECIALTY STORES (0.5%)
      7,000   Bass Pro Rossford Development Co., LLC
                 (LOC - Fifth Third Bank)                               3.35            11/01/2027              7,000
      4,400   Flowerland Garden Centers of Cleveland, Inc.
                 (LOC - Fifth Third Bank)                               3.35             8/01/2026              4,400
     17,400   Macon-Bibb County Industrial Auth.
                 (NBGA)(a)                                              2.46             7/01/2025             17,400
                                                                                                           ----------
                                                                                                               28,800
                                                                                                           ----------
              STEEL (0.2%)
      8,065   Klein Steel Services, Inc. (LOC -
                 Manufacturers & Traders Trust Co.)                     2.56             8/01/2025              8,065
      2,500   Mississippi Business Finance Corp.
                 (LOC - Federal Home Loan Bank of Dallas)               2.50             7/01/2020              2,500
                                                                                                           ----------
                                                                                                               10,565
                                                                                                           ----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
      8,095   Fresno Leasing, LLC (LOC -
                 Manufacturers & Traders Trust Co.)                     2.56            11/17/2030              8,095
                                                                                                           ----------

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
              TEXTILES (0.1%)
   $ 2,445    South Carolina Jobs-EDA (LOC - Columbus
                 Bank & Trust Co.)                                      3.00%            3/01/2016         $    2,445
     4,525    Superior Health Linens, Inc. & Superior
                 Health Textiles Properties, LLP
                 (LOC - Associated Bank, N.A.)                          3.00            12/01/2024              4,525
                                                                                                           ----------
                                                                                                                6,970
                                                                                                           ----------
              TOLL ROADS (1.8%)
    19,800    Bay Area Toll Auth. (INS)(LIQ)                            6.50             4/01/2036             19,800
    27,905    Bay Area Toll Auth. (INS)(LIQ)                            8.00             4/01/2039             27,905
    58,700    Triborough Bridge and Tunnel Auth. (INS)(LIQ)             5.50             1/01/2033             58,700
                                                                                                           ----------
                                                                                                              106,405
                                                                                                           ----------
              TRUCKING (0.2%)
    13,100    Iowa 80 Group Inc. (LOC - Wells Fargo
                 Bank, N.A.)                                            2.78             6/01/2016             13,100
                                                                                                           ----------
              WATER/SEWER UTILITY (0.3%)
    14,100    Hesperia Public Financing Auth.
                 (LOC - Bank of America, N.A.)                          2.50             6/01/2026             14,100
     3,141    Kern Water Bank Auth., CA (LOC - Wells
                 Fargo Bank, N.A.)                                      2.46             7/01/2028              3,141
                                                                                                           ----------
                                                                                                               17,241
                                                                                                           ----------
              Total Variable-Rate Demand Notes (cost: $2,922,615)                                           2,922,615
                                                                                                           ----------

              ADJUSTABLE-RATE NOTES (6.2%)

              CONSUMER FINANCE (1.5%)
    35,000    American Honda Finance Corp.(a)                           2.98             5/05/2009             35,000
    40,000    American Honda Finance Corp.(a)                           2.92             7/08/2009             40,000
    10,000    HSBC Finance Corp.                                        2.52             9/24/2008             10,000
                                                                                                           ----------
                                                                                                               85,000
                                                                                                           ----------
              DIVERSIFIED BANKS (3.3%)
    25,000    BNP Paribas(a)                                            2.72             8/19/2008             25,000
    15,000    DnB NOR Bank ASA(a)                                       2.47             9/24/2008             15,000
    15,000    Governor and Company of the Bank of Ireland(a)            2.47            10/17/2008             15,000
    25,000    Kommunalkredit International Bank Ltd.(a)                 2.82            10/10/2008             25,000
    20,000    Macquarie Bank Ltd.(a)                                    2.49             9/19/2008             20,000
    25,000    Macquarie Bank Ltd.(a)                                    2.49             9/19/2008             25,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE              MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------
   $20,000    Northern Rock plc (acquired 10/03/07;
                 cost $20,000)(a),(c)                                   2.53%            8/01/2008         $   20,000
    30,000    Wachovia Bank N.A.                                        3.00             1/12/2009             30,000
    10,000    Wells Fargo Bank N.A.                                     2.52            10/02/2008             10,000
    10,000    WestLB AG(a)                                              2.53            10/09/2008             10,000
                                                                                                           ----------
                                                                                                              195,000
                                                                                                           ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    10,000    Bellsouth Corp.                                           2.78             8/15/2008              9,999
                                                                                                           ----------
              REGIONAL BANKS (1.2%)
    50,000    Anglo Irish Bank Corp. plc(a)                             2.50            10/05/2008             50,000
    20,000    Natixis Banque Populaires(a)                              2.48            10/14/2008             20,000
                                                                                                           ----------
                                                                                                               70,000
                                                                                                           ----------
              Total Adjustable-Rate Notes (cost: $359,999)                                                    359,999
                                                                                                           ----------

              TOTAL INVESTMENTS (COST: $5,880,331)                                                         $5,880,331
                                                                                                           ==========

36

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
JULY 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at July 31, 2008, for federal income tax purposes, was $5,880,331,000.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

         (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2008, was $20,000,000, which represented 0.3% of the Fund's net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2008

ASSETS
  Investments in securities (amortized cost approximates market value)   $5,880,331
  Cash                                                                            1
  Receivables:
     Capital shares sold                                                     19,406
     Interest                                                                15,574
                                                                         ----------
        Total assets                                                      5,915,312
                                                                         ----------
LIABILITIES
  Payables:
     Securities purchased                                                    67,311
     Capital shares redeemed                                                 12,920
     Dividends on capital shares                                                152
  Accrued management fees                                                     1,181
  Accrued transfer agent's fees                                                 281
  Other accrued expenses and payables                                           285
                                                                         ----------
        Total liabilities                                                    82,130
                                                                         ----------
           Net assets applicable to capital shares outstanding           $5,833,182
                                                                         ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                        $5,833,174
  Accumulated undistributed net investment income                                 8
                                                                         ----------
           Net assets applicable to capital shares outstanding           $5,833,182
                                                                         ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                             5,833,173
                                                                         ==========
  Net asset value, redemption price, and offering price per share        $     1.00
                                                                         ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA MONEY MARKET FUND
YEAR ENDED JULY 31, 2008

INVESTMENT INCOME
  Interest income                                                          $229,026
                                                                           --------
EXPENSES
  Management fees                                                            13,184
  Administration and servicing fees                                           5,493
  Transfer agent's fees                                                      10,753
  Custody and accounting fees                                                   767
  Postage                                                                       645
  Shareholder reporting fees                                                    283
  Trustees' fees                                                                 10
  Registration fees                                                             117
  Professional fees                                                             120
  Other                                                                          83
                                                                           --------
     Total expenses                                                          31,455
  Expenses paid indirectly                                                     (113)
                                                                           --------
     Net expenses                                                            31,342
                                                                           --------
NET INVESTMENT INCOME                                                       197,684
                                                                           --------

NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                               8
                                                                           --------
Increase in net assets resulting from operations                           $197,692
                                                                           ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA MONEY MARKET FUND
YEARS ENDED JULY 31,

                                                                             2008              2007
                                                                      -----------------------------
FROM OPERATIONS
  Net investment income                                               $   197,684       $   227,916
  Net realized gain on investments                                              8                12
                                                                      -----------------------------
     Increase in net assets resulting from operations                     197,692           227,928
                                                                      -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 (197,691)        (227,916)
                                                                      -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                             5,229,661         4,726,001
  Reinvested dividends                                                    195,021           224,704
  Cost of shares redeemed                                              (4,653,962)       (4,281,502)
                                                                      -----------------------------
     Increase in net assets from capital
        share transactions                                                770,720           669,203
                                                                      -----------------------------
  Capital contribution from USAA Investment
     Management Company                                                         -                 1
                                                                      -----------------------------
Net increase in net assets                                                770,721           669,216

NET ASSETS
  Beginning of year                                                     5,062,461         4,393,245
                                                                      -----------------------------
  End of year                                                         $ 5,833,182       $ 5,062,461
                                                                      =============================
Accumulated undistributed net investment income:
  End of year                                                         $         8       $         7
                                                                      =============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                           5,229,661         4,726,001
  Shares issued for dividends reinvested                                  195,021           224,704
  Shares redeemed                                                      (4,653,962)       (4,281,502)
                                                                      -----------------------------
     Increase in shares outstanding                                       770,720           669,203
                                                                      =============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA MONEY MARKET FUND
JULY 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Pursuant  to Rule 2a-7 under the 1940 Act,  securities  in the
                  Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

               2. Repurchase  agreements are valued at cost, which  approximates market value.

               3. Securities for which  amortized cost valuations are considered unreliable or a significant event has been recognized are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

            D. REPURCHASE  AGREEMENTS  - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of July 31, 2008, the Fund did not invest in any repurchase agreements.

            E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

               commitments. The Fund had no delayed-delivery or when-issued commitments as of July 31, 2008.

            F. EXPENSES PAID INDIRECTLY - Through  arrangements  with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $113,000.

            G. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

         Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2008, the Fund paid CAPCO facility fees of $5,000, which represents 13.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for dividend distributions resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $8,000. This reclassification has no effect on net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

         The tax character of distributions paid during the years ended July 31, 2008, and 2007, was as follows:

                                                 2008                   2007
                                             -----------------------------------
Ordinary income*                             $197,691,000           $227,916,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                           $683,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

         Effective August 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of July 31, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the year ended July 31, 2008, the Fund incurred management fees, paid or payable to the Manager, of $13,184,000.

            B. ADMINISTRATION  AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended July 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $5,493,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2008, the Fund reimbursed the Manager $84,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $10,753,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Manager is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2008, the Association and its affiliates owned 4,000 shares (less than 0.1%) of the Fund.

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

               A. STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS  (SFAS) NO. 157,
                  "FAIR VALUE MEASUREMENTS" (SFAS 157) - In September 2006, FASB issued SFAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

               B. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL  ASSETS AND
                  FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

                  SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

               C. SFAS NO. 161,  "DISCLOSURES  ABOUT DERIVATIVE  INSTRUMENTS AND
                  HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                      YEAR ENDED JULY 31,
                                          ---------------------------------------------------------------------------
                                                2008           2007                2006           2005           2004
                                          ---------------------------------------------------------------------------
Net asset value at beginning of period    $     1.00     $     1.00         $      1.00     $     1.00     $     1.00
                                          ---------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .04            .05                 .04            .02            .01
  Net realized and unrealized gain               .00(a)         .00(a),(b)          .00(a)         .00(a)         .00(a)
                                          ---------------------------------------------------------------------------
Total from investment operations                 .04            .05                 .04            .02            .01
                                          ---------------------------------------------------------------------------
Less distributions from:
  Net investment income                         (.04)          (.05)               (.04)          (.02)          (.01)
                                          ---------------------------------------------------------------------------
Net asset value at end of period          $     1.00     $     1.00         $      1.00     $     1.00     $     1.00
                                          ===========================================================================
Total return (%)*                               3.70           4.91(b)             3.99           1.93            .66
Net assets at end of period (000)         $5,833,182     $5,062,461         $ 4,393,245     $2,960,026     $3,019,744
Ratios to average net assets:**
  Expenses (%)(c)                                .57            .58                 .58            .60            .60
  Net investment income (%)                     3.60           4.81                3.98           1.91            .66

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the year ended July 31,  2008,  average net assets were  $5,496,324,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, the Manager reimbursed the Fund $1,000 for a loss incurred from the sale of a portion of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The reimbursement had no effect on the Fund's per share net realized gain or total return.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA MONEY MARKET FUND
JULY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                     BEGINNING            ENDING            DURING PERIOD*
                                   ACCOUNT VALUE       ACCOUNT VALUE       FEBRUARY 1, 2008 -
                                  FEBRUARY 1, 2008     JULY 31, 2008        JULY 31, 2008
                                 ------------------------------------------------------------
Actual                               $1,000.00           $1,013.70              $2.85

Hypothetical
  (5% return before expenses)         1,000.00            1,022.03               2.87

         *Expenses are equal to the Fund's annualized expense ratio of 0.57%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.37% for the six-month period of February 1, 2008, through July 31, 2008.

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)

USAA MONEY MARKET FUND
JULY 31, 2008

         At a meeting of the Board of Trustees (the "Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

         and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement.

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

         management fee rate - which includes advisory and administrative services - was the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio was above the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee. The Board also took into account the relatively small difference among the expense rankings of the peer group.

         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the same periods.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2008

         the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company with 45 individual funds as of July 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

58

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a database management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, Ph.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, Ph.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Academic Director of the El Paso Corporation Finance Center at Jesse
         H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

60

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         (+)  MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

         (1)  INDICATES  THOSE  OFFICERS WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
              MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         ROBERTO GALINDO, Jr.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    LEARN MORE ONLINE NOW
         SELF-SERVICE 24/7    At "Products & Services" click
               AT USAA.COM    "Investments" then "Mutual Funds"

                   OR CALL    View account balance, transactions, fund
            (800) 531-USAA    prices; or exchange/redeem fund shares.
                    (8722)    Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                      U.S.
                                                                    Postage
                                                                    P A I D
                                                                      USAA
                                                                -------------
   SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23427-0908                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2008 and 2007 were $391,060 and $393,763, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2008 and 2007 were $106,475 and $89,560, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    SEPTEMBER 25, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    SEPTEMBER 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    SEPTEMBER 26, 2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.